DERIVATIVE FINANCIAL INSTRUMENTS 4 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash Flow Hedges
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)	$ (33)		$ (74)		$ 3
Gain (loss) reclassified from AOCI into earnings (effective portion)	(15)		(13)		18
Maximum term hedging exposure to variability of cash flows	16
Maximum Term Hedging Interest Rate Variability Related To Debt	18
Cash Flow Hedges | San Diego Gas and Electric Company and Subsidiary [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Maximum term hedging exposure to variability of cash flows	7
Cash Flow Hedges | Interest Expense | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)	(22)	[1]	(42)	[1]
Gain (loss) reclassified from AOCI into earnings (effective portion)	(9)	[1]	(8)	[1]	(12)	[1]
Cash Flow Hedges | Interest Expense | Interest Rate Contract [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)	(16)	[1]	(40)	[1]
Gain (loss) reclassified from AOCI into earnings (effective portion)	(5)	[1]	(5)	[1]	(7)	[1]
Cash Flow Hedges | Interest Expense | Interest Rate Contract [Member] | Southern California Gas Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from AOCI into earnings (effective portion)	(2)		(3)		(5)
Cash Flow Hedges | Other Income, Net | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from AOCI into earnings (effective portion)					10	[2]
Cash Flow Hedges | Equity Earnings From Joint Venture [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)					1
Gain (loss) reclassified from AOCI into earnings (effective portion)					21
Cash Flow Hedges | Equity Earnings Before Income Tax [Member] | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)	(10)		(32)		2
Gain (loss) reclassified from AOCI into earnings (effective portion)	(6)		(5)		(1)
Cash Flow Hedges | Cost of Natural Gas, Electric Fuel and Purchased Power [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)	(1)
Fair Value Hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	9	[3]	22	[3]	(1)	[3]
Fair Value Hedges | Southern California Gas Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings			(2)	[3]	2	[3]
Fair Value Hedges | Interest Expense | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	6		9		10
Fair Value Hedges | Interest Expense | Interest Rate Contract [Member] | Southern California Gas Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings			1		6
Fair Value Hedges | Other Income, Net | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	3		13		(11)
Fair Value Hedges | Other Income, Net | Interest Rate Contract [Member] | Southern California Gas Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings			(3)		(4)
Undesignated Derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	85		2		(125)
Undesignated Derivatives | San Diego Gas and Electric Company and Subsidiary [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	69		(15)		(135)
Undesignated Derivatives | Southern California Gas Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(1)		(1)		(4)
Undesignated Derivatives | Other Income, Net | Interest Rate Contract [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings			(1)	[4]	(34)	[4]
Undesignated Derivatives | Other Income, Net | Interest Rate and Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	10	[4]	(14)	[4]	(34)	[4]
Undesignated Derivatives | Revenues: Energy-Related Businesses [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	7		30		47
Undesignated Derivatives | Cost of Natural Gas, Electric Fuel and Purchased Power [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings			1		(29)
Undesignated Derivatives | Cost of Electric Fuel and Purchased Power [Member] | Commodity Contracts Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	69		(14)		(102)
Undesignated Derivatives | Cost of Electric Fuel and Purchased Power [Member] | Commodity Contracts Subject To Rate Recovery [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	69		(14)		(102)
Undesignated Derivatives | Cost of Natural Gas [Member] | Commodity Contracts Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(2)		(2)		(9)
Undesignated Derivatives | Cost of Natural Gas [Member] | Commodity Contracts Subject To Rate Recovery [Member] | Southern California Gas Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(2)		(2)		(5)
Undesignated Derivatives | Operation And Maintenance [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	1		1		2
Undesignated Derivatives | Operation And Maintenance [Member] | Commodity Contracts Not Subject To Rate Recovery [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings					1
Undesignated Derivatives | Operation And Maintenance [Member] | Commodity Contracts Not Subject To Rate Recovery [Member] | Southern California Gas Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	$ 1		$ 1		$ 1

[1]	Amounts include Otay Mesa VIE. All of SDG&E’s interest rate derivative activity relates to Otay Mesa VIE. There was a negligible amount of ineffectiveness related to these swaps.
[2]	Gains reclassified into earnings due to changes in cash requirements and associated impacts on forecasted interest payments, primarily related to proceeds received from RBS Sempra Commodities. See Note 4.
[3]	There has been no hedge ineffectiveness on these swaps. Changes in the fair values of the interest rate swap agreements are exactly offset by changes in the fair value of the underlying long-term debt.
[4]	Amounts for 2010 and 2011 are related to Otay Mesa VIE. Sempra Energy Consolidated also includes additional instruments.